Cash and cash equivalents and restricted cash and cash equivalents - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 25,879	$ 33,145	$ 16,055
Variable Interest Entity, Primary Beneficiary
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 1,492	$ 0